Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

In the fourth quarter of 2023, the Company finalized a service agreement with its first customer for its new business line, which offers specialized cloud infrastructure services for artificial intelligence applications. The agreement entails supplying computational power from a total of 2,048 GPUs over a three-year period. To finance this operation, the Company entered into a sale-leaseback agreement with a third party, selling 96 AI servers (equivalent to 768 GPUs) and leasing them back for three years. On January 22, 2024, approximately 192 servers (1,536 GPUs) began generating revenue, and subsequently on February 2, 2024, approximately an additional 64 servers (512 GPUs) also started revenue generation.

In the first quarter of 2024, the Company sold 10,121,033 shares of common stock for aggregate proceeds of approximately $33.5 million pursuant to the at-the-market offering agreement with H.C. Wainwright & Co., LLC. The Company received net proceeds of $32.4 million, net of offering costs.